Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Related Party Transactions

List of subsidiaries:

		Holding as of
Particulars	Country	March 31, 2019	March 31, 2018
Infosys Technologies (China) Co. Limited (Infosys China)	China	100%	100%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)	Mexico	100%	100%
Infosys Technologies (Sweden) AB. (Infosys Sweden)	Sweden	100%	100%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)	China	100%	100%
Infosys Tecnologia DO Brasil LTDA. (Infosys Brasil)	Brazil	100%	100%
Infosys Nova Holdings LLC. (Infosys Nova)	U.S.	100%	100%
EdgeVerve Systems Limited (EdgeVerve)	India	100%	100%
Infosys Austria GmbH(1) (formerly Lodestone Management Consultants GmbH)	Austria	100%	100%
Skava Systems Pvt. Ltd. (Skava Systems)	India	100%	100%
Kallidus Inc. (Kallidus)	U.S.	100%	100%
Infosys Chile SpA(2)	Chile	100%	—
Infosys Arabia Limited(3)	Saudi Arabia	70%	70%
Infosys Consulting Ltda.(3)	Brazil	99.99%	99.99%
Infosys CIS LLC(1)(22)	Russia	—	—
Infosys Luxembourg S.a.r.l (1)(17)	Luxembourg	100%	—
Infosys Americas Inc., (Infosys Americas)	U.S.	100%	100%
Infosys Technologies (Australia) Pty. Limited (Infosys Australia)(4)	Australia	100%	100%
Infosys Public Services, Inc. USA (Infosys Public Services)	U.S.	100%	100%
Infosys Canada Public Services Inc(23)	Canada	—	—
Infosys Canada Public Services Ltd(24)	Canada	—	—
Infosys BPM Limited (formerly Infosys BPO Limited)	India	99.98%	99.98%
Infosys (Czech Republic) Limited s.r.o.(5)	Czech Republic	99.98%	99.98%
Infosys Poland, Sp z.o.o(5)	Poland	99.98%	99.98%
Infosys McCamish Systems LLC (5)	U.S.	99.98%	99.98%
Portland Group Pty Ltd(5)	Australia	99.98%	99.98%
Infosys BPO Americas LLC.(5)	U.S.	99.98%	99.98%
Infosys Consulting Holding AG (Infosys Lodestone)	Switzerland	100%	100%
Lodestone Management Consultants Inc.(6)(15)	U.S.	—	100%
Infosys Management Consulting Pty Limited(6)	Australia	100%	100%
Infosys Consulting AG(6)	Switzerland	100%	100%
Infosys Consulting GmbH(6)	Germany	100%	100%
Infosys Consulting SAS(6)	France	100%	100%
Infosys Consulting s.r.o.(6)	Czech Republic	100%	100%
Infosys Consulting (Shanghai) Co., Ltd.(formerly Lodestone Management Consultants Co., Ltd)(6)	China	100%	100%
Infy Consulting Company Ltd(6)	U.K.	100%	100%
Infy Consulting B.V.(6)	The Netherlands	100%	100%
Infosys Consulting Sp. z.o.o(6)	Poland	100%	100%
Lodestone Management Consultants Portugal, Unipessoal, Lda. (6)	Portugal	100%	100%
S.C. Infosys Consulting S.R.L.(1)	Romania	100%	100%
Infosys Consulting S.R.L.(6)	Argentina	100%	100%
Infosys Consulting (Belgium) NV (7)	Belgium	99.90%	99.90%
Panaya Inc. (Panaya)	U.S.	100%	100%
Panaya Ltd.(8)	Israel	100%	100%
Panaya GmbH(8)	Germany	100%	100%
Panaya Japan Co. Ltd(4)(8)	Japan	100%	100%
Noah Consulting LLC (Noah)(9)	U.S.	—	—
Noah Information Management Consulting Inc. (Noah Canada)(10)	Canada	—	—
Brilliant Basics Holdings Limited (Brilliant Basics)(11)	U.K.	100%	100%
Brilliant Basics Limited(12)	U.K.	100%	100%
Brilliant Basics (MENA) DMCC(12)	Dubai	100%	100%
Infosys Consulting Pte Limited (Infosys Singapore)(1)	Singapore	100%	100%
Infosys Middle East FZ LLC(13)	Dubai	100%	100%
Fluido Oy(13)(18)	Finland	100%	—
Fluido Sweden AB (Extero)(19)	Sweden	100%	—
Fluido Norway A/S(19)	Norway	100%	—
Fluido Denmark A/S(19)	Denmark	100%	—
Fluido Slovakia s.r.o(19)	Slovakia	100%	—
Fluido Newco AB(19)	Sweden	100%	—
Infosys Compaz Pte. Ltd (formerly Trusted Source Pte. Ltd) (20)	Singapore	60%	—
Infosys South Africa (Pty) Ltd(13)(21)	South Africa	—	—
WongDoody Holding Company Inc. (WongDoody) (14)	U.S.	100%	—
WDW Communications, Inc(16)	U.S.	100%	—
WongDoody, Inc(16)	U.S.	100%	—

(1)

Wholly-owned subsidiary of Infosys Limited

(2)	Incorporated effective November 20, 2017
(3)	Majority owned and controlled subsidiary of Infosys Limited
(4)	Under liquidation
(5)	Wholly owned subsidiary of Infosys BPM
(6)	Wholly owned subsidiaries of Infosys Consulting Holding AG
(7)	Majority owned and controlled subsidiaries of Infosys Consulting Holding AG
(8)	Wholly owned subsidiary of Panaya Inc.
(9)	Liquidated effective November 9, 2017
(10)	Wholly owned subsidiary of Noah. Liquidated effective December 20, 2017
(11)	On September 8, 2017, Infosys acquired 100% of the voting interests in Brilliant Basics Holding Limited
(12)	Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(13)	Wholly-owned subsidiary of Infosys Consulting Pte Ltd
(14)	On May 22, 2018, Infosys acquired 100% of the voting interest in WongDoody
(15)	Liquidated effective May 4, 2018
(16)	Wholly-owned subsidiary of WongDoody
(17)	Incorporated effective August 6, 2018
(18)	On October 11, 2018, Infosys Consulting Pte. Ltd, acquired 100% of the voting interests in Fluido Oy and its subsidiaries
(19)	Wholly-owned subsidiary of Fluido Oy
(20)	On November 16, 2018 , Infosys Consulting Pte. Ltd, acquired 60% of the voting interest in Infosys Compaz Pte. Ltd
(21)	Incorporated effective December 19, 2018
(22)	Incorporated effective November 29, 2018
(23)	Incorporated effective November 27, 2018, wholly owned subsidiary Infosys Public Services Inc
(24)	Liquidated effective May 9, 2017, wholly owned subsidiary of Infosys Public Services Inc.)

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees' Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees' Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees' Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees‘ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust

Summary of Related Party Transactions

Transactions with Key Managerial Personnel (KMP)

The table below describes the related party transactions with key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
Particulars	Year ended March 31,
	2019	2018	2017
Salaries and other employee benefits to whole-time directors and executive officers(1)(2) (3) (4)	14	8	12
Commission and other benefits to non-executive / independent directors	1	2	2
Total	15	10	14

(1)

Includes employee stock compensation expense of $5 million for each of the fiscal 2019 and 2017 and reversal of employee stock compensation expense of $2 million for fiscal 2018 towards key managerial personnel.

(2)	Includes for fiscal 2017, $0.87 million payable under severance agreement to David Kennedy, who stepped down as General counsel and Chief compliance officer with effect from December 31, 2016.
(3)	On December 2, 2017, the Board appointed Salil Parekh as the Chief Executive Officer and Managing Director of the Company with effect from January 2, 2018.
(4)	Included a reversal of stock compensation cost of $5 million for fiscal 2018 towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation. (Refer to note 2.16)